Stock Option Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock Option Plan

(11) Stock Option Plan

On August 5, 2014, the Corporation approved a stock option grant plan (the “Plan”) for employees, directors, and non-employee consultants, which provides for the issuance of options to purchase common stock. The total shares authorized under the plan was originally 8,000,000; however, during 2019, the Plan was amended to increase the total shares authorized under the plan to 16,000,000.

Vesting of the stock options is based upon years of service (employment). As of September 30, 2021 and December 31, 2020, 7,896,284 and 6,882,575 stock options, respectively, were vested and exercisable. None of the vested stock options were exercised as of September 30, 2021 and December 31, 2020. As of September 30, 2021, the aggregate intrinsic value of stock options outstanding was $41,291,069, of which $7,209,646 was unvested and $34,081,423 was vested and exercisable.

The Corporation uses the Black Scholes model to estimate the fair value of the stock options granted. For stock options granted for the nine months ended September 30, 2021 and 2020, the Corporation utilized the following weighted-average assumptions: A risk free interest rate of 0.14% and 0.13%, respectively; expected term of 6.25 years (both years); expected dividend yield of 0% (both years); and a volatility factor of 99.7% and 106.1%, respectively. There were 651,527 in stock options forfeitures for the nine months ended September 30, 2021. There were no stock option expirations for the nine months ended September 30, 2021, and no stock option forfeitures or stock option expirations for the nine months ended September 30, 2020.

The expected term of the stock options was estimated using the “simplified” method, as defined by the Securities and Exchange Commission’s Staff Accounting Bulletin No. 107, Share-Based Payment. The volatility assumption was determined by examining the historical volatilities for industry peer companies, as the Corporation does not have sufficient trading history for its common stock. The risk-free interest rate assumption is based on the U.S. Treasury instruments whose term was consistent with the expected term of the options. The dividend assumption is based on the Corporation’s history and expectation of dividend payouts. The Corporation has never paid dividends on its common stock and does not anticipate paying dividends on its common stock in the foreseeable future. Therefore, the Corporation has assumed no dividend yield for purposes of estimating the fair value of the options.

Stock option activity for employees and non-employees under the Plan for the nine months ended September 30, 2021 was as follows:

		Weighted Average	Weighted Average
	Options	Fair Value	Exercise Price

Balance, December 31, 2020	8,815,992	$0.62	$0.60
Granted	1,897,916	$2.43	$1.78
Forfeited	(651,527)	$1.09	$1.04
Balance, September 30, 2021	10,062,381	$0.93	$0.79
Unvested at September 30, 2021	2,166,097	$1.94	$1.51
Vested and exercisable at September 30, 2021	7,896,284	$0.54	$0.52

Total unrecognized compensation cost related to non-vested stock options as of September 30, 2021 was approximately $4.2 million and is expected to be recognized within future operating results over a weighted-average period of 2.34 years. As of September 30, 2021, the weighted-average contractual term of the options outstanding was approximately 5.68 years. As of September 30, 2021, the weighted-average contractual term of the vested options was approximately 4.74. For the nine months ended September 30, 2021 and 2020, 837,319 shares and 791,367 shares, respectively, vested.

Stock-based compensation expense for the nine months ended September 30, 2021 and 2020 was as follows:

	Nine Months Ended September 30, 2021	Nine Months Ended September 30, 2020

Research and development	$726,245	$491,092
General and administrative	936,965	549,684

Total	$1,663,210	$1,040,776

(11) Stock Option Plan

On August 5, 2014, the Corporation approved a stock option grant plan (the “Plan”) for employees, directors, and non-employee consultants, which provides for the issuance of options to purchase common stock. The total shares authorized under the plan was originally 8,000,000; however, during 2019, the Plan was amended to increase the total shares authorized under the plan to 16,000,000.

Vesting of the stock options is based upon years of service (employment). As of December 31, 2020 and 2019, 6,882,575 and 6,021,528 stock options, respectively, were vested and exercisable. None of the vested stock options were exercised as of December 31, 2020 and 2019. As of December 31, 2020, the aggregate intrinsic value of stock options outstanding was $11,256,034, of which $1,315,588 was unvested and $9,940,446 was vested and exercisable.

SAb Biotherapeutics, Inc. and subsidiaries

Notes to consolidated financial statements

The Corporation uses the Black Scholes model to estimate the fair value of the stock options granted. For stock options granted during the years ended December 31, 2020 and 2019, the Corporation utilized the following weighted-average assumptions: A risk free interest rate of 0.13% and 1.58%, respectively; expected term of 6.25 years (both years); expected dividend yield of 0% (both years); and a volatility factor of 106.1% and 102.9%, respectively. There were no forfeitures or expirations during the years ended December 31, 2020 and 2019.

The expected term of the stock options was estimated using the “simplified” method, as defined by the Securities and Exchange Commission’s Staff Accounting Bulletin No. 107, Share-Based Payment. The volatility assumption was determined by examining the historical volatilities for industry peer companies, as the Corporation does not have sufficient trading history for its common stock. The risk-free interest rate assumption is based on the U.S. Treasury instruments whose term was consistent with the expected term of the options. The dividend assumption is based on the Corporation’s history and expectation of dividend payouts. The Corporation has never paid dividends on its common stock and does not anticipate paying dividends on its common stock in the foreseeable future. Therefore, the Corporation has assumed no dividend yield for purposes of estimating the fair value of the options.

Stock option activity for employees and non-employees under the Plan for the years ended December 31, 2020 and 2019 was as follows:

		Weighted Average	Weighted Average
	Options	Fair Value	Exercise Price

Balance, December 31, 2018	6,516,250	$0.35	$0.38
Granted	232,000	$1.01	$1.04
Balance, December 31, 2019	6,748,250	$0.38	$0.41
Granted	2,067,742	$1.60	$1.25
Balance, December 31, 2020	8,815,992	$0.62	$0.60
Unvested at December 31, 2020	1,933,417	$1.44	$1.20
Vested and exercisable at December 31, 2020	6,882,575	$0.39	$0.44

Total unrecognized compensation cost related to non-vested stock options as of December 31, 2020 was approximately $2,592,025 and is expected to be recognized within future operating results over a weighted-average period of 2.37 years. As of December 31, 2020, the weighted-average contractual term of the options outstanding was approximately 5.94 years. As of December 31, 2020, the weighted-average contractual term of the vested options was approximately 4.99 years. During the years ended December 31, 2020 and 2019, 861,047 shares and 636,530 shares, respectively, vested.

Stock-based compensation expense for the years ended December 31, 2020 and 2019 was as follows:

	2020	2019

Research and development	$635,824	$150,773
General and administrative	659,599	220,615

Total	$1,295,423	$371,388

SAb Biotherapeutics, Inc. and subsidiaries

Notes to consolidated financial statements